Financial Instruments (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 07, 2016	Dec. 23, 2015
Fair Value Disclosures [Line Items]
Amount of dilutive securities effect on earnings per share warrants			$ (2,099,000)
Exercise price per share		$ 0.45	$ 0.57
Warrant modification expense			$ 1,761,000
Warrant [Member]
Fair Value Disclosures [Line Items]
Reduced percentage of warrant excersize price	50.00%
Exercise price per share	$ 0.15			$ 0.30	$ 0.20
Stock issued during period, shares, other		11,742,100
Warrant inducement		$ 1,761,000
Warrants and rights outstanding	$ 7,048,000
Warran term	0 years